UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05742

Name of Fund: BlackRock Funds

BlackRock Exchange Portfolio

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Funds, 55

East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 12/31/2012

Date of reporting period: 03/31/2012

Item 1	– Schedule of Investments

Schedule of Investments March 31, 2012 (Unaudited)	(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Aerospace & Defense – 7.3%
The Boeing Co.	126,232	$9,387,874
General Dynamics Corp.	93,000	6,824,340

		16,212,214

Beverages – 2.9%
The Coca-Cola Co.	87,735	6,493,267

Capital Markets – 1.6%
Ameriprise Financial, Inc.	61,125	3,492,071

Consumer Finance – 7.0%
American Express Co.	271,045	15,682,664

Diversified Financial Services – 2.6%
JPMorgan Chase & Co.	124,728	5,734,993

Diversified Telecommunication Services – 1.1%
Verizon Communications, Inc.	64,800	2,477,304

Energy Equipment & Services – 5.3%
Schlumberger Ltd.	168,194	11,761,806

Food & Staples Retailing – 3.3%
Wal-Mart Stores, Inc.	119,846	7,334,575

Food Products – 1.2%
General Mills, Inc.	16,994	670,413
Kraft Foods, Inc., Class A	53,285	2,025,363

		2,695,776

Health Care Equipment & Supplies – 0.4%
Medtronic, Inc.	22,800	893,532

Household Products – 4.9%
The Procter & Gamble Co.	162,456	10,918,668

Industrial Conglomerates – 2.9%
General Electric Co.	317,848	6,379,209

Insurance – 6.6%
Berkshire Hathaway, Inc., Class B (a)	180,100	14,615,115

IT Services – 9.7%
International Business Machines Corp.	81,355	16,974,721
The Western Union Co.	266,480	4,690,048

		21,664,769

Life Sciences Tools & Services – 0.6%
Agilent Technologies, Inc.	29,749	1,324,128

Machinery – 5.7%
Caterpillar, Inc.	119,415	12,720,086

Metals & Mining – 0.9%
Freeport-McMoRan Copper & Gold, Inc.	53,600	2,038,944

Multiline Retail – 6.4%
Target Corp.	242,683	14,141,138

Common Stocks	Shares	Value

Oil, Gas & Consumable Fuels – 6.3%
BP Plc - ADR	31,546	$1,419,570
Exxon Mobil Corp.	144,677	12,547,836

		13,967,406

Pharmaceuticals – 12.1%
AstraZeneca Plc - ADR	64,000	2,847,360
Johnson & Johnson	115,747	7,634,672
Merck & Co., Inc.	83,999	3,225,562
Novartis AG - ADR	155,916	8,639,306
Pfizer, Inc.	204,166	4,626,402

		26,973,302

Semiconductors & Semiconductor Equipment – 0.5%
Intel Corp.	40,915	1,150,121

Software – 5.3%
Microsoft Corp.	367,277	11,844,683

Tobacco – 4.1%
Altria Group, Inc.	77,000	2,376,990
Philip Morris International, Inc.	77,000	6,822,970

		9,199,960

Wireless Telecommunication Services – 0.8%
Vodafone Group Plc - ADR	64,452	1,783,387

Total Long-Term Investments
(Cost – $42,778,734) – 99.5%		221,499,118

Short-Term Securities

BlackRock Liquidity Funds, TempFund, Institutional Class, 0.14% (b)(c)	564,859	564,859

Total Short-Term Securities (Cost – $564,859) – 0.3%		564,859

Total Investments (Cost – $43,343,593*) – 99.8%		222,063,977
Other Assets Less Liabilities – 0.2%		491,908

Net Assets – 100.0%		$222,555,885

*	As of March 31, 2012, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$40,379,291

Gross unrealized appreciation	$181,838,511
Gross unrealized depreciation	(153,825)

Net unrealized appreciation	$181,684,686

(a)	Non-income producing security.

Portfolio Abbreviation

ADR	American Depositary Receipts

BLACKROCK EXCHANGE PORTFOLIO	MARCH 31, 2012	1

Schedule of Investments (concluded)

(b)	Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at December 31, 2011	Net Activity	Shares Held at March 31, 2012	Realized Gain	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	685,887	(121,028)	564,859	$16	$130

(c)	Represents the current yield as of report date.

•

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. These definitions may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

•

Fair Value Measurements – Various inputs are used in determining the fair value of investments. These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of March 31, 2012 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	$221,499,118	–	–	$221,499,118
Short-Term Securities	564,859	–	–	564,859
Total	$222,063,977	–	–	$222,063,977

1 See above Schedule of Investments for values in each industry.

Certain of the Fund’s assets are held at carrying amount which approximates fair value. Cash in the amount of $15,142 would be categorized as Level 1 within the disclosure hierarchy.

There were no transfers between levels during the period ended March 31, 2012.

2	BLACKROCK EXCHANGE PORTFOLIO	MARCH 31, 2012

Item 2 – Controls and Procedures
2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Funds

By:	/s/ John M. Perlowski
John M. Perlowski Chief Executive Officer (principal executive officer) of BlackRock Funds

Date: May 23, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski Chief Executive Officer (principal executive officer) of BlackRock Funds

Date: May 23, 2012

By:	/s/ Neal J. Andrews
Neal J. Andrews Chief Financial Officer (principal financial officer) of BlackRock Funds

Date: May 23, 2012